Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	Hotel property	Furniture and fixtures	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost:
As of January 1, 2021	—	1	540	—	541
Exchange realignment	—	—	(3)	—	(3)

As of December 31, 2021	—	1	537	—	538
Additions	—	—	2	—	2
Additions from acquisition of subsidiaries	—	—	18	—	18
Disposal of subsidiaries	—	(1)	(537)	—	(538)

As of December 31, 2022	—	—	20	—	20
Additions	15	—	57	219	291
Additions from acquisition of subsidiaries (Note 33(a))	135,592	—	79	254	135,925
Disposal of subsidiaries	(63,444)	—	(7)	—	(63,451)
Exchange realignment	(1,614)	—	1	19	(1,594)

As of December 31, 2023	70,549	—	150	492	71,191

Accumulated depreciation:
As of January 1, 2021	—	(1)	(530)	—	(531)
Charge for the year	—	—	(6)	—	(6)
Exchange realignment	—	—	8	—	8

As of December 31, 2021	—	(1)	(528)	—	(529)
Charge for the year	—	—	(12)	—	(12)
Disposal of subsidiaries	—	1	532	—	533

	Hotel property	Furniture and fixtures	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$	US$
At December 31, 2022 and January 1, 2023	—	—	(8)	—	(8)
Charge for the year	(1,621)	—	(25)	(120)	(1,766)
Disposal of subsidiaries	623	—	5	—	628
Exchange realignment	11	—	—	(2)	9

As of December 31, 2023	(987)	—	(28)	(122)	(1,137)

Carrying amount:
As of December 31, 2021	—	—	9	—	9

As of December 31, 2022	—	—	12	—	12

As of December 31, 2023	69,562	—	122	370	70,054